Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill [Line Items]
Balance	¥ 155,029		¥ 556,567
Foreign currency translation adjustments			1,538
Impairment provided	0		(403,076)	¥ (354,039)
Balance	155,029	$ 22,169	155,029	556,567
Color Cosmetics Brands
Goodwill [Line Items]
Balance	20,596		25,862
Impairment provided			(5,266)
Balance	20,596		20,596	25,862
Skincare Brands [Member]
Goodwill [Line Items]
Balance	134,433		530,705
Foreign currency translation adjustments			1,538
Impairment provided			(397,810)
Balance	¥ 134,433		¥ 134,433	¥ 530,705